UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim S&P 500® Index Portfolio

Semi-Annual Report

June 30, 2011

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2011

Sector	% of Portfolio Investments
Communications	8.17%
Consumer Products & Services	22.98%
Financial Services	14.75%
Health Care Related	11.41%
Industrial Products & Services	5.55%
Natural Resources	14.24%
Short Term Investments	1.26%
Technology	15.71%
Transportation	2.78%
Utilities	3.15%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/11)	(06/30/11)	(01/01/11 - 06/30/11)

Actual	$1,000.00	$1,057.00	$3.09

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.79	$3.04

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

Financial Reports for the Period Ended June 30, 2011

Maxim S&P 500® Index Portfolio

MAXIM SERIES FUND, INC.

MAXIM S&P 500® INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS

JUNE 30, 2011

UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 2.74%
59,126	Boeing Co	4,371,185
29,837	General Dynamics Corp	2,223,453
10,259	Goodrich Corp	979,734
62,926	Honeywell International Inc	3,749,760
14,679	ITT Corp	865,033
8,390	L-3 Communications Holdings Inc	733,706
23,382	Lockheed Martin Corp	1,893,241
23,262	Northrop Grumman Corp	1,613,220
11,592	Precision Castparts Corp	1,908,623
29,335	Raytheon Co	1,462,350
12,574	Rockwell Collins Inc	775,690
73,973	United Technologies Corp	6,547,350
		$27,123,345

Agriculture --- 0.17%
54,873	Archer-Daniels-Midland Co	1,654,421
		$1,654,421

Air Freight --- 1.02%
13,239	CH Robinson Worldwide Inc	1,043,763
17,014	Expeditors International of Washington Inc	870,946
25,587	FedEx Corp	2,426,927
79,316	United Parcel Service Inc Class B	5,784,516
		$10,126,152

Airlines --- 0.07%
62,850	Southwest Airlines Co	717,747
		$717,747

Auto Parts & Equipment --- 0.26%
19,690	Goodyear Tire & Rubber Co *	330,201
54,845	Johnson Controls Inc	2,284,843
		$2,615,044

Automobiles --- 0.50%
303,727	Ford Motor Co *	4,188,396
18,895	Harley-Davidson Inc	774,128
		$4,962,524

Banks --- 2.63%
56,492	BB&T Corp	1,516,245
13,880	Comerica Inc	479,832
74,439	Fifth Third Bancorp	949,097
20,996	First Horizon National Corp	200,302

69,494	Huntington Bancshares Inc	455,881
75,286	KeyCorp	627,132
9,653	M&T Bank Corp	848,981
44,029	Marshall & Ilsley Corp	350,911
42,727	PNC Financial Services Group Inc	2,546,956
100,447	Regions Financial Corp	622,772
42,857	SunTrust Banks Inc	1,105,711
155,735	US Bancorp	3,972,800
426,684	Wells Fargo & Co ~	11,972,753
14,216	Zions Bancorp	341,326
		$25,990,699

Biotechnology --- 1.57%
74,876	Amgen Inc *	4,369,015
19,325	Biogen Idec Inc *	2,066,229
37,426	Celgene Corp *	2,257,536
6,121	Cephalon Inc *	489,068
63,738	Gilead Sciences Inc *	2,639,390
15,020	Life Technologies Corp *	782,091
9,756	PerkinElmer Inc	262,534
31,258	Thermo Fisher Scientific Inc *	2,012,703
7,178	Waters Corp *	687,222
		$15,565,788

Broadcast/Media --- 3.13%
18,531	Cablevision Systems Corp NY Group	671,008
53,688	CBS Corp Class B	1,529,571
223,075	Comcast Corp Class A	5,652,720
62,455	DIRECTV Class A *	3,173,963
22,775	Discovery Communications Inc Class A *	932,864
39,838	Interpublic Group of Cos Inc	497,975
185,397	News Corp Class A	3,281,527
23,189	Omnicom Group Inc	1,116,782
7,344	Scripps Networks Interactive Inc	358,975
27,426	Time Warner Cable Inc	2,140,325
87,652	Time Warner Inc	3,187,903
47,823	Viacom Inc Class B	2,438,973
152,614	Walt Disney Co	5,958,051
		$30,940,637

Building Materials --- 0.04%
29,876	Masco Corp	359,408
		$359,408

Chemicals --- 2.08%
17,328	Air Products & Chemicals Inc	1,656,210
5,975	Airgas Inc	418,489
5,694	CF Industries Holdings Inc	806,669
94,310	Dow Chemical Co	3,395,160
5,881	Eastman Chemical Co	600,274
18,616	Ecolab Inc	1,049,570
74,773	EI du Pont de Nemours & Co	4,041,481
5,758	FMC Corp	495,303
6,504	International Flavors & Fragrances Inc	417,817
43,037	Monsanto Co	3,121,904
13,250	PPG Industries Inc	1,202,967
24,303	Praxair Inc	2,634,202
9,729	Sigma-Aldrich Corp	713,914

		$20,553,960

Communications - Equipment --- 1.96%
444,383	Cisco Systems Inc	6,936,819
6,522	F5 Networks Inc *	719,050
10,690	Harris Corp	481,691
18,701	JDS Uniphase Corp *	311,559
43,381	Juniper Networks Inc *	1,366,502
23,768	Motorola Mobility Holdings Inc *	523,847
27,163	Motorola Solutions Inc *	1,250,585
134,517	Qualcomm Inc	7,639,220
30,597	Tellabs Inc	141,052
		$19,370,325

Computer Hardware & Systems --- 4.25%
74,637	Apple Inc * ~	25,053,402
133,840	Dell Inc *	2,231,113
166,136	EMC Corp *	4,577,047
167,551	Hewlett-Packard Co	6,098,856
6,478	Lexmark International Inc Class A *	189,546
29,810	NetApp Inc *	1,573,372
19,102	SanDisk Corp *	792,733
13,850	Teradata Corp *	833,770
18,698	Western Digital Corp *	680,233
		$42,030,072

Computer Software & Services --- 5.23%
41,287	Adobe Systems Inc *	1,298,476
14,532	Akamai Technologies Inc *	457,322
18,379	Autodesk Inc *	709,429
14,744	BMC Software Inc *	806,497
31,719	CA Inc	724,462
15,264	Citrix Systems Inc *	1,221,120
18,275	Compuware Corp *	178,364
91,607	eBay Inc *	2,956,158
26,608	Electronic Arts Inc *	627,949
20,305	Google Inc Class A * ~	10,282,046
21,690	Intuit Inc *	1,124,844
599,457	Microsoft Corp ~	15,585,882
314,363	Oracle Corp ~	10,345,686
15,573	Red Hat Inc *	714,801
9,544	Salesforce.com Inc *	1,421,865
60,795	Symantec Corp *	1,198,877
14,239	VeriSign Inc	476,437
105,959	Yahoo! Inc *	1,593,623
		$51,723,838

Conglomerates --- 2.42%
57,183	3M Co	5,423,807
854,424	General Electric Co ~	16,114,437
21,575	Textron Inc	509,386
38,600	Tyco International Ltd	1,907,998
		$23,955,628

Containers --- 0.14%
13,300	Ball Corp	511,518
8,685	Bemis Co Inc	293,380
12,567	Owens-Illinois Inc *	324,354

12,748	Sealed Air Corp	303,275
		$1,432,527

Cosmetics & Personal Care --- 0.31%
35,010	Avon Products Inc	980,280
9,365	Estee Lauder Cos Inc Class A	985,104
16,716	Mead Johnson Nutrition Co	1,129,166
		$3,094,550

Distributors --- 0.23%
23,352	Fastenal Co †	840,439
13,017	Genuine Parts Co	708,125
4,776	WW Grainger Inc	733,832
		$2,282,396

Electric Companies --- 1.78%
39,073	American Electric Power Co Inc	1,472,271
107,345	Duke Energy Corp	2,021,306
25,998	Edison International	1,007,423
14,230	Entergy Corp	971,624
53,757	Exelon Corp	2,302,950
33,313	FirstEnergy Corp	1,470,769
33,857	NextEra Energy Inc	1,945,423
14,265	Northeast Utilities	501,700
17,815	Pepco Holdings Inc	349,708
8,825	Pinnacle West Capital Corp	393,419
45,866	PPL Corp	1,276,451
23,764	Progress Energy Inc	1,140,910
68,624	Southern Co	2,771,037
		$17,624,991

Electronic Instruments & Equipment --- 1.07%
28,317	Agilent Technologies Inc *	1,447,282
14,220	Amphenol Corp Class A	767,738
127,020	Corning Inc	2,305,413
61,136	Emerson Electric Co	3,438,900
4,272	First Solar Inc * †	565,057
12,552	FLIR Systems Inc	423,128
11,410	Rockwell Automation Inc	989,932
7,695	Roper Industries Inc	640,993
		$10,578,443

Electronics - Semiconductor --- 2.32%
44,850	Advanced Micro Devices Inc *	313,501
25,895	Altera Corp	1,200,233
24,419	Analog Devices Inc	955,760
105,293	Applied Materials Inc	1,369,862
38,548	Broadcom Corp Class A	1,296,755
428,297	Intel Corp ~	9,491,062
13,779	KLA-Tencor Corp	557,774
17,973	Linear Technology Corp	593,468
52,311	LSI Corp *	372,454
17,944	MEMC Electronic Materials Inc *	153,062
14,648	Microchip Technology Inc †	555,306
70,842	Micron Technology Inc *	529,898
19,596	National Semiconductor Corp	482,258
7,960	Novellus Systems Inc *	287,674
46,974	NVIDIA Corp *	748,531

14,797	Teradyne Inc *	218,996
94,016	Texas Instruments Inc	3,086,545
20,949	Xilinx Inc	764,010
		$22,977,149

Engineering & Construction --- 0.21%
14,291	Fluor Corp	924,056
10,176	Jacobs Engineering Group Inc *	440,112
16,717	Quanta Services Inc *	337,684
10,074	Vulcan Materials Co †	388,151
		$2,090,003

Financial Services --- 4.82%
817,404	Bank of America Corp ~	8,958,748
100,801	Bank of New York Mellon Corp	2,582,522
7,758	BlackRock Inc	1,488,062
235,931	Citigroup Inc ~	9,824,167
5,476	CME Group Inc	1,596,747
7,829	Federated Investors Inc Class B †	186,643
11,760	Franklin Resources Inc	1,543,970
6,100	IntercontinentalExchange Inc *	760,731
36,540	Invesco Ltd	855,036
14,086	Janus Capital Group Inc	132,972
320,480	JPMorgan Chase & Co ~	13,120,451
12,943	Legg Mason Inc	424,013
16,356	Leucadia National Corp	557,740
16,151	Moody’s Corp	619,391
11,928	NASDAQ OMX Group Inc *	301,778
19,299	Northern Trust Corp	886,982
20,892	NYSE Euronext	715,969
40,871	State Street Corp	1,842,873
20,932	T Rowe Price Group Inc	1,263,037
		$47,661,832

Food & Beverages --- 5.49%
8,670	Brown-Forman Corp Class B	647,562
15,321	Campbell Soup Co †	529,341
184,566	Coca-Cola Co ~	12,419,446
27,148	Coca-Cola Enterprises Inc	792,179
32,424	ConAgra Foods Inc	836,864
14,582	Constellation Brands Inc Class A *	303,597
34,993	Costco Wholesale Corp	2,842,831
13,386	Dean Foods Co *	164,246
17,728	Dr Pepper Snapple Group Inc	743,335
50,874	General Mills Inc	1,893,530
12,355	Hershey Co	702,382
25,973	HJ Heinz Co	1,383,841
10,693	Hormel Foods Corp	318,758
9,542	JM Smucker Co	729,391
20,651	Kellogg Co	1,142,413
141,621	Kraft Foods Inc Class A	4,989,308
49,789	Kroger Co	1,234,767
10,477	McCormick & Co Inc	519,345
12,641	Molson Coors Brewing Co Class B	565,558
127,576	PepsiCo Inc	8,985,178
30,443	Safeway Inc	711,453
46,456	Sara Lee Corp	882,199
15,688	SUPERVALU Inc	147,624

47,068	Sysco Corp	1,467,580
24,056	Tyson Foods Inc Class A	467,168
154,283	Wal-Mart Stores Inc	8,198,599
11,802	Whole Foods Market Inc	748,837
		$54,367,332

Gold, Metals & Mining --- 1.12%
9,433	AK Steel Holding Corp †	148,664
86,110	Alcoa Inc	1,365,705
8,376	Allegheny Technologies Inc	531,625
11,532	Cliffs Natural Resources Inc	1,066,133
76,457	Freeport-McMoRan Copper & Gold Inc	4,044,575
40,032	Newmont Mining Corp	2,160,527
25,775	Nucor Corp	1,062,445
7,383	Titanium Metals Corp	135,257
11,871	United States Steel Corp †	546,541
		$11,061,472

Health Care Related --- 2.25%
31,389	Aetna Inc	1,383,941
21,869	AmerisourceBergen Corp	905,377
27,881	Cardinal Health Inc	1,266,355
11,252	Cerner Corp *	687,610
21,677	CIGNA Corp	1,114,848
12,027	Coventry Health Care Inc *	438,625
7,582	DaVita Inc *	656,677
42,325	Express Scripts Inc *	2,284,703
13,599	Humana Inc	1,095,263
7,925	Laboratory Corp of America Holdings *	767,061
20,327	McKesson Corp	1,700,353
32,961	Medco Health Solutions Inc *	1,862,956
8,166	Patterson Cos Inc	268,580
12,582	Quest Diagnostics Inc	743,596
38,390	Tenet Healthcare Corp *	239,554
87,818	UnitedHealth Group Inc	4,529,652
30,078	WellPoint Inc	2,369,244
		$22,314,395

Homebuilding --- 0.07%
23,533	DR Horton Inc	271,100
12,318	Lennar Corp Class A	223,572
26,673	Pulte Group Inc *	204,315
		$698,987

Hotels/Motels --- 0.36%
35,423	Carnival Corp	1,332,968
23,509	Marriott International Inc Class A	834,334
15,557	Starwood Hotels & Resorts Worldwide Inc	871,814
14,254	Wyndham Worldwide Corp	479,647
		$3,518,763

Household Goods --- 2.41%
11,031	Clorox Co	743,931
39,700	Colgate-Palmolive Co	3,470,177
12,203	Fortune Brands Inc	778,185
5,565	Harman International Industries Inc	253,597
32,045	Kimberly-Clark Corp	2,132,915
12,194	Leggett & Platt Inc	297,290

23,382	Newell Rubbermaid Inc	368,968
225,350	Procter & Gamble Co ~	14,325,499
13,532	Stanley Black & Decker Inc	974,981
6,038	Whirlpool Corp	491,010
		$23,836,553

Independent Power Producer --- 0.18%
53,488	AES Corp *	681,437
16,172	Constellation Energy Group Inc	613,889
20,929	NRG Energy Inc *	514,435
		$1,809,761

Insurance Related --- 3.69%
26,800	ACE Ltd	1,763,976
38,303	Aflac Inc	1,787,984
42,255	Allstate Corp	1,290,045
35,412	American International Group Inc *	1,038,280
26,607	Aon Corp	1,364,939
8,480	Assurant Inc	307,570
139,691	Berkshire Hathaway Inc Class B * ~	10,810,686
24,081	Chubb Corp	1,507,711
12,914	Cincinnati Financial Corp †	376,831
40,490	Genworth Financial Inc *	416,237
36,348	Hartford Financial Services Group Inc	958,497
26,091	Lincoln National Corp	743,333
25,428	Loews Corp	1,070,264
44,285	Marsh & McLennan Cos Inc	1,381,249
85,445	MetLife Inc	3,748,472
25,596	Principal Financial Group Inc	778,630
53,395	Progressive Corp	1,141,585
39,311	Prudential Financial Inc	2,499,786
6,083	Torchmark Corp	390,164
34,507	Travelers Cos Inc	2,014,519
24,447	Unum Group	622,910
24,495	XL Group PLC	538,400
		$36,552,068

Investment Bank/Brokerage Firm --- 1.13%
19,638	Ameriprise Financial Inc	1,132,720
80,879	Charles Schwab Corp	1,330,459
17,681	E*Trade Financial Corp *	243,998
41,822	Goldman Sachs Group Inc	5,566,090
125,495	Morgan Stanley	2,887,640
		$11,160,907

Leisure & Entertainment --- 0.26%
11,556	Hasbro Inc	507,655
24,246	International Game Technology	426,245
29,120	Mattel Inc	800,509
5,974	Wynn Resorts Ltd	857,508
		$2,591,917

Machinery --- 2.32%
51,917	Caterpillar Inc	5,527,084
15,960	Cummins Inc	1,651,700
43,574	Danaher Corp	2,308,986
33,756	Deere & Co	2,783,182
14,930	Dover Corp	1,012,254

27,399	Eaton Corp	1,409,679
4,543	Flowserve Corp	499,230
39,914	Illinois Tool Works Inc	2,254,742
26,700	Ingersoll-Rand PLC	1,212,447
8,374	Joy Global	797,540
29,710	PACCAR Inc	1,517,884
9,523	Pall Corp	535,478
12,864	Parker Hannifin Corp	1,154,415
4,803	Snap-on Inc	300,092
		$22,964,713

Manufacturing --- 0.06%
16,562	Jabil Circuit Inc	334,553
11,612	Molex Inc †	299,241
		$633,794

Medical Products --- 1.97%
46,446	Baxter International Inc	2,772,362
17,661	Becton Dickinson & Co	1,521,848
121,316	Boston Scientific Corp *	838,294
17,952	CareFusion Corp *	487,756
39,539	Covidien PLC	2,104,661
6,963	CR Bard Inc	764,955
11,266	DENTSPLY International Inc	429,009
9,328	Edwards Lifesciences Corp *	813,215
13,695	Hospira Inc *	775,959
3,094	Intuitive Surgical Inc *	1,151,308
85,794	Medtronic Inc	3,305,643
26,763	St Jude Medical Inc	1,276,060
26,889	Stryker Corp	1,578,115
10,030	Varian Medical Systems Inc *	702,301
15,282	Zimmer Holdings Inc *	965,822
		$19,487,308

Miscellaneous --- 0.12%
10,530	Cintas Corp	347,806
3,855	Dun & Bradstreet Corp	291,206
15,964	Iron Mountain Inc	544,213
		$1,183,225

Office Equipment & Supplies --- 0.19%
8,358	Avery Dennison Corp	322,870
16,900	Pitney Bowes Inc	388,531
112,878	Xerox Corp	1,175,060
		$1,886,461

Oil & Gas --- 12.43%
17,473	Alpha Natural Resources Inc *	793,973
40,256	Anadarko Petroleum Corp	3,090,051
30,931	Apache Corp	3,816,576
35,136	Baker Hughes Inc	2,549,468
8,379	Cabot Oil & Gas Corp	555,612
19,825	Cameron International Corp *	996,999
53,392	Chesapeake Energy Corp	1,585,208
162,390	Chevron Corp ~	16,700,188
114,438	ConocoPhillips	8,604,593
18,605	Consol Energy Inc	901,970
32,034	Denbury Resources Inc *	640,680

34,233	Devon Energy Corp	2,697,903
5,589	Diamond Offshore Drilling Inc †	393,522
61,260	El Paso Corp	1,237,452
21,770	EOG Resources Inc	2,276,054
11,719	EQT Corp	615,482
397,931	Exxon Mobil Corp ~	32,383,624
19,435	FMC Technologies Inc *	870,494
74,072	Halliburton Co	3,777,672
8,570	Helmerich & Payne Inc	566,648
24,375	Hess Corp	1,822,275
56,958	Marathon Oil Corp	3,000,547
15,674	Murphy Oil Corp	1,029,155
22,501	Nabors Industries Ltd *	554,425
34,153	National-Oilwell Varco Inc	2,671,106
10,856	Newfield Exploration Co *	738,425
20,734	Noble Corp	817,127
14,272	Noble Energy Inc	1,279,199
65,336	Occidental Petroleum Corp	6,797,557
21,978	Peabody Energy Corp	1,294,724
9,420	Pioneer Natural Resources Co	843,749
14,194	QEP Resources Inc	593,735
12,810	Range Resources Corp	710,955
10,156	Rowan Cos Inc *	394,154
109,448	Schlumberger Ltd	9,456,307
28,294	Southwestern Energy Co *	1,213,247
52,871	Spectra Energy Corp	1,449,194
9,398	Sunoco Inc	391,991
11,972	Tesoro Corp *	274,279
46,092	Valero Energy Corp	1,178,572
47,797	Williams Cos Inc	1,445,859
		$123,010,751

Paper & Forest Products --- 0.25%
35,775	International Paper Co	1,066,811
13,946	MeadWestvaco Corp	464,541
44,100	Weyerhaeuser Co	964,026
		$2,495,378

Personal Loans --- 0.82%
83,988	American Express Co	4,342,180
37,220	Capital One Financial Corp	1,923,157
43,505	Discover Financial Services	1,163,759
42,513	SLM Corp	714,643
		$8,143,739

Pharmaceuticals --- 5.54%
125,301	Abbott Laboratories	6,593,339
24,461	Allergan Inc	2,036,378
136,645	Bristol-Myers Squibb Co	3,957,239
82,470	Eli Lilly & Co	3,095,099
22,885	Forest Laboratories Inc *	900,296
221,430	Johnson & Johnson ~	14,729,523
249,335	Merck & Co Inc	8,799,032
35,240	Mylan Inc *	869,371
638,256	Pfizer Inc ~	13,148,074
10,088	Watson Pharmaceuticals Inc *	693,348
		$54,821,699

Pollution Control --- 0.29%
25,294	Republic Services Inc	780,320
6,687	Stericycle Inc *	595,945
38,907	Waste Management Inc	1,450,064
		$2,826,329

Printing & Publishing --- 0.19%
19,628	Gannett Co Inc	281,073
25,159	McGraw-Hill Cos Inc	1,054,414
17,256	RR Donnelley & Sons Co	338,390
439	Washington Post Co Class B †	183,919
		$1,857,796

Railroads --- 0.88%
90,522	CSX Corp	2,373,487
29,022	Norfolk Southern Corp	2,174,619
39,416	Union Pacific Corp	4,115,030
		$8,663,136

Real Estate --- 1.57%
9,702	Apartment Investment & Management Co Class A REIT	247,692
6,973	AvalonBay Communities Inc REIT	895,333
11,389	Boston Properties Inc REIT	1,209,056
22,953	CB Richard Ellis Group Inc Class A *	576,350
23,816	Equity Residential REIT	1,428,960
32,335	HCP Inc REIT	1,186,371
14,231	Health Care Inc REIT	746,131
53,926	Host Hotels & Resorts Inc REIT	914,046
31,978	Kimco Realty Corp REIT	596,070
13,355	Plum Creek Timber Co Inc REIT	541,412
33,100	ProLogis Inc REIT	1,186,304
11,380	Public Storage REIT	1,297,434
24,100	Simon Property Group Inc REIT	2,801,143
13,158	Ventas Inc REIT	693,558
13,239	Vornado Realty Trust REIT	1,233,610
		$15,553,470

Restaurants --- 1.30%
2,521	Chipotle Mexican Grill Inc *	776,947
11,068	Darden Restaurants Inc	550,744
83,859	McDonald’s Corp	7,070,991
60,521	Starbucks Corp	2,389,974
38,020	Yum! Brands Inc	2,100,225
		$12,888,881

Retail --- 4.26%
7,249	Abercrombie & Fitch Co	485,103
28,626	Amazon.com Inc *	5,853,731
5,255	AutoNation Inc * †	192,386
2,108	AutoZone Inc *	621,544
21,005	Bed Bath & Beyond Inc *	1,226,062
26,749	Best Buy Co Inc †	840,186
6,003	Big Lots Inc *	198,999
17,670	CarMax Inc *	584,347
109,850	CVS Caremark Corp	4,128,163
15,661	Expedia Inc	454,012
10,285	Family Dollar Stores Inc	540,580
10,870	GameStop Corp Class A * †	289,903

32,622	Gap Inc	590,458
129,289	Home Depot Inc	4,682,848
17,223	JC Penney Co Inc	594,882
23,076	Kohl’s Corp	1,154,031
21,596	Limited Brands Inc	830,366
106,286	Lowe’s Cos Inc	2,477,527
33,760	Macy’s Inc	987,142
3,548	Netflix Inc *	932,024
13,380	Nordstrom Inc	628,057
11,390	O’Reilly Automotive Inc *	746,159
3,946	priceline.com Inc *	2,020,076
9,421	Ross Stores Inc	754,811
3,567	Sears Holdings Corp * †	254,827
7,243	Sherwin-Williams Co	607,470
59,533	Staples Inc	940,621
56,122	Target Corp	2,632,683
10,038	Tiffany & Co	788,184
31,629	TJX Cos Inc	1,661,471
10,608	Urban Outfitters Inc * †	298,615
73,990	Walgreen Co	3,141,615
		$42,138,883

Savings & Loans --- 0.07%
41,703	Hudson City Bancorp Inc	341,547
29,481	People’s United Financial Inc	396,225
		$737,772

Shoes --- 0.28%
30,671	NIKE Inc Class B	2,759,777
		$2,759,777

Specialized Services --- 3.29%
10,483	Apollo Group Inc Class A *	457,897
39,956	Automatic Data Processing Inc	2,104,083
24,518	Cognizant Technology Solutions Corp Class A *	1,798,150
12,370	Computer Sciences Corp	469,565
4,963	DeVry Inc	293,462
10,321	Equifax Inc	358,345
21,087	Fidelity National Information Services Inc	649,269
11,566	Fiserv Inc *	724,379
25,329	H&R Block Inc	406,277
98,130	International Business Machines Corp ~	16,834,202
7,738	Mastercard Inc Class A	2,331,769
9,024	Monster Worldwide Inc *	132,292
25,727	Paychex Inc	790,333
11,227	Robert Half International Inc	303,466
23,063	SAIC Inc *	387,920
12,394	Total System Services Inc	230,281
38,871	Visa Inc Class A	3,275,270
52,539	Western Union Co	1,052,356
		$32,599,316

Telephone & Telecommunications --- 3.03%
32,081	American Tower Corp Class A *	1,678,799
478,381	AT&T Inc ~	15,025,947
48,099	CenturyTel Inc	1,944,643
81,718	Frontier Communications Corp †	659,464
21,897	MetroPCS Communications Inc *	376,848

243,570	Sprint Nextel Corp *	1,312,842
227,391	Verizon Communications Inc	8,465,767
40,641	Windstream Corp	526,707
		$29,991,017

Textiles --- 0.30%
23,615	Coach Inc	1,509,707
5,192	Polo Ralph Lauren Corp	688,511
6,770	VF Corp	734,951
		$2,933,169

Tobacco --- 1.65%
169,260	Altria Group Inc	4,470,157
11,608	Lorillard Inc	1,263,763
143,660	Philip Morris International Inc ~	9,592,178
27,009	Reynolds American Inc	1,000,683
		$16,326,781

Transportation --- 0.02%
3,838	Ryder System Inc	218,190
		$218,190

Utilities --- 1.35%
18,795	Ameren Corp	542,048
34,883	CenterPoint Energy Inc	674,986
20,254	CMS Energy Corp	398,801
23,644	Consolidated Edison Inc	1,258,807
47,310	Dominion Resources Inc	2,283,654
13,911	DTE Energy Co	695,828
6,128	Integrys Energy Group Inc	317,676
3,803	Nicor Inc	208,176
21,981	NiSource Inc	445,115
8,638	Oneok Inc	639,298
31,853	PG&E Corp	1,338,782
41,246	Public Service Enterprise Group Inc	1,346,269
8,987	SCANA Corp	353,818
19,134	Sempra Energy	1,011,806
17,149	TECO Energy Inc	323,945
18,737	Wisconsin Energy Corp	587,405
39,047	Xcel Energy Inc	948,842
		$13,375,256

TOTAL COMMON STOCK --- 98.09% (Cost $839,003,799)		$970,840,475

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

168,000	Federal Home Loan Bank	168,000
	0.01% July 8, 2011
3,000,000	Freddie Mac	2,999,983
	0.01% July 21, 2011
308,000	Freddie Mac	307,999
	0.01% July 11, 2011

210,000	Freddie Mac	210,000
	0.01% July 5, 2011
227,000	Federal Home Loan Bank	227,000
	0.00% July 1, 2011
1,265,000	United States of America T-Bill	1,264,884
	0.05% September 22, 2011

TOTAL SHORT-TERM INVESTMENTS --- 0.52% (Cost $5,177,866)		$5,177,866

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

1,699,912	Undivided interest of 4.14% in a repurchase agreement (Principal Amount/Value $41,071,547 with a maturity value of $41,071,558) with Barclays Capital Inc, 0.01%, dated 6/30/11, to be repurchased at $1,699,912 on 7/1/11, collateralized by U.S. Treasury, 1.50%, 6/3016, with a value of $41,892,982.	1,699,912

1,136,201	Undivided interest of 3.15% in a repurchase agreement (Principal Amount/Value $36,097,850 with a maturity value of $36,097,855) with BNP Paribas Securities Corp, 0.005%, dated 6/30/11, to be repurchased at $1,136,201 on 7/1/11, collateralized by U.S. Treasury, 0.00% - 4.88%, 7/31/11 - 5/15/21, with a value of $36,819,810.	1,136,201

1,724,319	Undivided interest of 11.79% in a repurchase agreement (Principal Amount/Value $14,623,528 with a maturity value of $14,623,548) with Bank of America LLC, 0.05%, dated 6/30/11, to be repurchased at $1,724,319 on 7/1/11, collateralized by various U.S. Government or agency securities, 3.50% - 5.50%, 7/1/25 - 8/1/40, with a value of $14,915,999.	1,724,319

1,699,912	Undivided interest of 14.09% in a repurchase agreement (Principal Amount/Value $12,067,715 with a maturity value of $12,067,715) with HSBC Securities (USA) Inc, 0.001%, dated 6/30/11, to be repurchased at $1,699,912 on 7/1/11, collateralized by U.S. Treasury, 0.00% - 6.00%, 5/15/13 - 11/15/40, with a value of $12,309,808.	1,699,912

999,949	Undivided interest of 2.46% in a repurchase agreement (Principal Amount/Value $40,651,907 with a maturity value of $40,651,975) with RBC Capital Markets Corp, 0.06%, dated 6/30/11, to be repurchased at $999,949 on 7/1/11, collateralized by Fannie Mae, 4.00% - 6.00%, 4/1/21 - 1/1/41, with a value of $41,464,945.	999,949

TOTAL SECURITIES LENDING COLLATERAL --- 0.74% (Cost $7,260,293)		$7,260,293

TOTAL INVESTMENTS --- 99.35% (Cost $851,441,958)		$983,278,634

OTHER ASSETS & LIABILITIES --- 0.65%		$6,467,087

TOTAL NET ASSETS --- 100%		$989,745,721

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at June 30, 2011.

~	Security pledged as collateral to ensure the Portfolio is able to satisfy the obligation of its outstanding futures contracts.
REIT	Real Estate Investment Trust

At June 30, 2011, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
S&P 500® Emini Long Futures	298	$19,600,950	September 2011	$606,258

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes to financial statements.

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of June 30, 2011 (Unaudited)

Maxim S & P 500® Index Portfolio

ASSETS:
Investments in securities, market value (including $7,075,004 of securities on loan)(a)	$983,278,634
Cash	13,261,675
Dividends receivable	1,235,528
Subscriptions receivable	2,950,988
Receivable for investments sold	120,959
Variation margin on futures contracts	167,431

Total Assets	1,001,015,215

LIABILITIES:
Payable to investment adviser	472,919
Payable upon return of securities loaned	7,260,293
Redemptions payable	3,536,282

Total Liabilities	11,269,494

NET ASSETS	$989,745,721

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$8,252,517
Paid-in capital in excess of par	849,799,649
Net unrealized appreciation on investments and future contracts	132,442,934
Undistributed net investment income	939,206
Accumulated net realized (loss) on investments and future contracts	(1,688,585)

TOTAL NET ASSETS	$989,745,721

CAPITAL STOCK:
Authorized	100,000,000
Issued and Outstanding	82,525,173

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$11.99

(a) Cost of investments in securities	$851,441,958

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the period ended June 30, 2011 (Unaudited)

Maxim S & P 500® Index Portfolio

INVESTMENT INCOME:
Interest	$7,712
Income from securities lending	37,113
Dividends	9,329,715

Total Income	9,374,540

EXPENSES:
Management fees	2,895,877

Total Expenses	2,895,877

NET INVESTMENT INCOME	6,478,663

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	1,519,934
Net realized gain on futures contracts	2,375,397
Change in net unrealized appreciation on investments	42,959,308
Change in net unrealized depreciation on futures contracts	(92,025)

Net Realized and Unrealized Gain on Investments and Future Contracts	46,762,614

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$53,241,277

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2011 and fiscal year ended December 31, 2010

	2011 (Unaudited)	2010
Maxim S & P 500® Index Portfolio

OPERATIONS:
Net investment income	$6,478,663	$11,128,246
Net realized gain on investments	1,519,934	1,531,411
Net realized gain on futures contracts	2,375,397	2,662,756
Change in net unrealized appreciation on investments	42,959,308	94,149,162
Change in unrealized appreciation (depreciation) on futures contracts	(92,025)	686,235

Net Increase in Net Assets Resulting from Operations	53,241,277	110,157,810

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,539,456)	(11,124,394)
From net realized gains	–	(1,259,822)

Total Distributions	(5,539,456)	(12,384,216)

CAPITAL SHARE TRANSACTIONS:
Shares sold	260,621,301	452,644,835
Shares issued in reinvestment of distributions	5,539,456	12,384,216
Shares redeemed	(237,902,490)	(405,655,197)

Net Increase in Net Assets Resulting from Capital Share Transactions	28,258,267	59,373,854

Total Increase in Net Assets	75,960,088	157,147,448

NET ASSETS:
Beginning of period	913,785,633	756,638,185

End of period (a)	$989,745,721	$913,785,633

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	21,899,420	43,632,553
Shares issued in reinvestment of distributions	480,438	1,152,661
Shares redeemed	(19,945,224)	(39,377,398)

Net Increase	2,434,634	5,407,816

(a) Including undistributed net investment income:	$939,206	$0

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period indicated.

			Year ended December 31,
	Period Ended June 30, 2011 (Unaudited)		2010	2009	2008	2007	2006
Maxim S & P 500® Index Portfolio

NET ASSET VALUE, BEGINNING OF PERIOD	$11.41		$10.13	$8.18	$13.57	$13.31	$11.99

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.08		0.15	0.15	0.18	0.19	0.17
Net realized and unrealized gain (loss)	0.57		1.30	1.95	(5.19)	0.45	1.64

Total Income (Loss) From Investment Operations	0.65		1.45	2.10	(5.01)	0.64	1.81

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.15)	(0.15)	(0.18)	(0.19)	(0.17)
From net realized gains	–		(0.02)	–	(0.20)	(0.19)	(0.32)

Total Distributions	(0.07)		(0.17)	(0.15)	(0.38)	(0.38)	(0.49)

NET ASSET VALUE, END OF PERIOD	$11.99		$11.41	$10.13	$8.18	$13.57	$13.31

TOTAL RETURN(a)	5.70%	(b)	14.37%	25.86%	(37.50%)	4.83%	15.21%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$989,746		$913,786	$756,638	$580,986	$839,896	$772,793
Ratio of expenses to average net assets	0.60%	(c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	1.34%	(c)	1.47%	1.76%	1.75%	1.39%	1.36%
Portfolio turnover rate	5%	(b)	13%	15%	10%	12%	11%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Not annualized for periods less than one full year.
(c)	Annualized

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Maxim S&P 500® Index Portfolio

Notes to Financial Statements

As of June 30, 2011 (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-two portfolios. Interests in the Maxim S&P 500® Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500 Composite Stock Price Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Board of Directors has approved a new share class for the Portfolio, Class L, which became effective with the SEC on July 19, 2011. This class of the Portfolio was capitalized on July 29, 2011.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Derivative Investments:
Futures Contracts	Exchange traded close price.

Short Term Investments:	Amortized cost.

Securities Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Description*	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Equity Investments:
Domestic Common Stock		961,941,442		-		-		961,941,442
Foreign Common Stock		8,899,033		-		-		8,899,033
Derivative Investments:
Futures Contracts Variation Margin		167,431		-		-		167,431
Short-term Investments and Securities Lending Collateral		-		12,438,159		-		12,438,159

Total		$971,007,906		$12,438,159		$0		$983,446,065

*Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performed transfer agent servicing functions for the Portfolio until May 13, 2011 when the service moved to an unaffiliated vendor.

The total compensation paid to the independent directors with respect to all sixty-two portfolios for which they serve as Directors was $205,500 for the period ended June 30, 2011. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.  PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 30, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $85,873,597 and $46,007,991, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.  UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2011, the U.S. Federal income tax cost basis was $858,983,383. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $214,686,637 and gross depreciation of securities in which there was an excess of tax cost over value of $90,391,386 resulting in net appreciation of $124,295,251.

5.  DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

Valuation of derivative instruments as of June 30, 2011 is as follows:

	Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value
Future Contracts	Variation margin on futures contracts	$167,431

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2011 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss

Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value

Futures Contracts	Net realized gain on futures contracts	$2,375,194	Change in net unrealized depreciation on futures contracts	($91,742)

The number of futures contracts held at June 30, 2011 is representative of futures contracts activity during the period ended June 30, 2011.

6.  SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. On the Statement of Assets and Liabilities the securities purchased with cash collateral are included in Investments in securities, while the corresponding liability appears as Payable upon return of securities loaned. The securities are also included in the Schedule of Investments. As of June 30, 2011 the Portfolio had securities on loan valued at $7,075,004 and received collateral of $7,260,293 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7.  DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the “Board”) of Maxim Series Fund, Inc. (the “Fund”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 21, 2011 (the “Meeting”), approved the continuation of (i) with respect to each of the Fund’s Portfolios, the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and (ii) with respect to the Portfolios that are also sub-advised, as indicated below, the investment sub-advisory agreements (the “Sub-Advisory Agreements”) between the Fund, MCM and the following Sub-Advisers:

Sub-Adviser	Portfolio(s)

Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio

Federated Investment Management Company	Maxim Federated Bond Portfolio

Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio

Invesco Advisers, Inc.	Maxim Invesco ADR Portfolio Maxim Small-Cap Value Portfolio

Franklin Advisers, Inc.	Maxim Templeton Global Bond Portfolio

Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio

Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio

Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio Maxim MFS International Value Portfolio

Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500® Index Portfolio Maxim International Index Portfolio Maxim S&P MidCap 400® Index Portfolio

Putnam Investment Management, LLC	Maxim Putnam High Yield Bond Portfolio

Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio

T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval with respect to Sub-Advisers that are not affiliates of MCM. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 23, 2011, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. Among other things, the Board considered each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds. For Portfolios other than the Fund’s “Index Portfolios” (comprised of the Maxim Bond Index Portfolio, Maxim Index 600 Portfolio, Maxim Stock Index Portfolio, Maxim S&P 500® Index Portfolio, Maxim International Index Portfolio, and Maxim S&P MidCap 400® Index Portfolio), this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2010, calendar year returns for the five-year period ended December 31, 2010, and risk-adjusted performance measures. In addition, except for the Index Portfolios and the Fund’s “Asset Allocation Portfolios” (comprised of the Maxim Profile Portfolios, Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundationSM Lifetime Portfolios, and Maxim SecureFoundationSM Balanced Portfolio), for which Morningstar performance information is not provided, this information also included the Portfolios’ Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of each Portfolio’s “peer” group of funds, as determined by MCM based on funds of similar size and asset class from within, to the extent applicable, the Portfolio’s Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Asset Allocation Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter’s performance is, in turn, based on a composite of the Portfolio’s 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio’s long-term rolling analysis. In this regard, the Board noted that the Maxim MFS International Value Portfolio, Maxim Putnam High Yield Bond Portfolio, and Maxim

Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance. It was noted that the Portfolios’ underperformance largely stemmed from previous Sub-Advisers, and that each current Sub-Adviser’s similarly managed retail fund met the Portfolio quantitative benchmark for long-term performance.

With regard to the Maxim MFS International Value Portfolio, the Board noted that MFS replaced the Portfolio’s previous Sub-Adviser in September 2009, and concluded that, in light of the Portfolio’s competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio. Similarly, with respect to the Maxim Putnam High Yield Bond Portfolio, the Board noted that Putnam had replaced the Portfolio’s previous Sub-Adviser in August 2009. While noting that the Portfolio underperformed its benchmark in 2010 by a relatively small amount, the Board concluded that it was generally satisfied with the management of the Portfolio. With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio’s performance, changes in the management of the Sub-Adviser, and the short-term and long-term performance of the Portfolio. The Board also took into consideration its discussion with management regarding monitoring the Portfolio’s performance, and concluded that the Portfolio’s performance was being addressed. As to the remaining Portfolios (other than the Index Portfolios and Asset Allocation Portfolios), the Board determined that it was satisfied with investment performance.

The Board reviewed, to the extent available, the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track, and concluded that it was satisfied with the investment performance of the Index Portfolios. With regard to the Maxim International Index Portfolio and Maxim S&P MidCap 400® Index Portfolio, the Board noted that no performance information was provided for their consideration as these Portfolios had commenced operations in January 2011.

The Board also reviewed, to the extent available, the performance of each Asset Allocation Portfolio as compared against the performance of similarly managed funds. Based on the information provided, the Board concluded that it was satisfied with the investment performance of the Maxim Profile Portfolios. With respect to the Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundationSM Lifetime Portfolios, and Maxim SecureFoundationSM Balanced Portfolio, the Board noted the Portfolios’ short track record, and that it was generally satisfied with the management of these Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and, to the extent available, the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio’s Morningstar category, to the extent applicable. With the exception of the Index Portfolios and Asset Allocation Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolios’ management fees were within the range of fees paid by similar funds, although many of the fees were at the higher end of the range. The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index Portfolios and Asset Allocation Portfolios) were generally comparable to the annual expense ratios of similar funds, although some Portfolios had expense ratios that were at the higher end in comparison to the similar funds, including the Maxim Small-Cap Value Portfolio, Maxim MidCap Value Portfolio, and Maxim Templeton Global Bond Portfolio. The Board further noted that the Portfolios’ expense ratios were near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Templeton Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar fund category. Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the higher costs and greater administrative and regulatory complexities and risk associated with managing those Maxim accounts, as presented by MCM.

With respect to the Index Portfolios and Profile Portfolios, the Board noted that the Portfolios’ total expense ratios were within the range of those of similar funds, even though some Portfolios had expense ratios that were at the higher end of the range, including the Maxim Stock Index Portfolio, Maxim Bond Index Portfolio and Maxim S&P 500® Index Portfolio. With regard to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were generally the result of arms-length negotiations given that, with the exception of Putnam, none of the Sub-Advisers is an affiliate of MCM.

As for the Lifetime Portfolios, the Board noted that the Portfolios’ management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range. The Board also noted that the total annual operating expense ratios of the Lifetime Portfolios were higher than the expense ratios of similar funds. With regard to the Maxim SecureFoundationSM Lifetime Portfolios and Maxim SecureFoundationSM Balanced Portfolio, the Board noted that no comparative fund expense or fee information was provided due to the lack of comparable funds in the industry.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent available, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if available, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio’s brokerage to such brokers. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser. The Board took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board also considered the extent to which the Profile Portfolios may invest in certain fixed interest contracts issued and guaranteed by MCM’s parent company, Great-West Life & Annuity Insurance Company (“GWL&A”), and the benefits derived or to be derived by GWL&A from such investments. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolios’ management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.  CODE OF ETHICS.

Not required in filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)          (1) Not required in filing.

       (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

       (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 24, 2011

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	August 24, 2011